Consolidated income statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Net sales from continuing operations	$ 50,317	$ 45,440	$ 42,206
Other revenues	1,405	1,220	1,255
Cost of goods sold	(12,827)	(12,472)	(11,582)
Gross profit from continuing operations	38,895	34,188	31,879
Selling, general and administration	(12,566)	(12,517)	(12,193)
Research and development	(10,022)	(11,371)	(9,172)
Other income	1,175	1,772	696
Other expense	(2,938)	(2,303)	(3,264)
Operating income from continuing operations	14,544	9,769	7,946
Loss from associated companies	(38)	(13)	(11)
Interest expense	(1,006)	(855)	(800)
Other financial income and expense	140	222	42
Income before taxes from continuing operations	13,640	9,123	7,177
Income taxes	(1,701)	(551)	(1,128)
Net income from continuing operations	11,939	8,572	6,049
Net income from discontinued operations before gain on distribution		422	906
Gain on distribution of Sandoz Group AG to Novartis AG shareholders		5,860
Net income from discontinued operations		6,282	906
Net income	11,939	14,854	6,955
Attributable to
Shareholders of Novartis AG	11,941	14,850	6,955
Non-controlling interests	$ (2)	$ 4	$ 0
Basic earnings per share [abstract]
Basic earnings (loss) per share from continuing operations	$ 5.92	$ 4.13	$ 2.77
Basic earnings (loss) per share from discontinued operations		3.02	0.42
Basic earnings per share	5.92	7.15	3.19
Diluted earnings per share [abstract]
Diluted earnings (loss) per share from continuing operations	5.87	4.10	2.76
Diluted earnings (loss) per share from discontinued operations		3.00	0.41
Diluted earnings per share	$ 5.87	$ 7.10	$ 3.17